CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income/(loss)	$ 5,096,480	$ 34,457,538	$ (34,698,251)
Other comprehensive income/(loss), net of tax of nil:
Foreign currency translation adjustment	(2,541,550)	11,513,216	(10,343,509)
Release of translation difference due to disposal of discontinued operation	0	(64,984,682)	0
Other comprehensive loss	(2,541,550)	(53,471,466)	(10,343,509)
Comprehensive income/(loss)	2,554,930	(19,013,928)	(45,041,760)
Less: Comprehensive income attributed to noncontrolling interests	3,050,313	0	0
Comprehensive loss attributed to ReneSola Ltd	$ (495,383)	$ (19,013,928)	$ (45,041,760)